Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC
Central Index Key		dei_EntityCentralIndexKey	0000924211
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 31, 2015
Document Effective Date		dei_DocumentEffectiveDate	Apr. 01, 2015
Prospectus Date		rr_ProspectusDate	Apr. 01, 2015
STRATEGIC ALLOCATION: AGGRESSIVE FUND
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000924211_SupplementTextBlock

American Century Strategic Asset Allocations, Inc. Prospectus Supplement Strategic Allocation: Aggressive Fund
Supplement dated August 1, 2015 ■ Prospectus dated April 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 12 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
STRATEGIC ALLOCATION: AGGRESSIVE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,378
STRATEGIC ALLOCATION: AGGRESSIVE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,147
STRATEGIC ALLOCATION: AGGRESSIVE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[3]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	983
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,140
STRATEGIC ALLOCATION: AGGRESSIVE FUND | B CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 613
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,272
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,142
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,272
STRATEGIC ALLOCATION: AGGRESSIVE FUND | C CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 213
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,142
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,462
STRATEGIC ALLOCATION: AGGRESSIVE FUND | R CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,935
STRATEGIC ALLOCATION: AGGRESSIVE FUND | R6 CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	[1]	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	431
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 970

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2014.
[2]	Effective August 1, 2015, the advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until March 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.